CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash Cash Equivalents And Restricted Cash
Cash, cash equivalents and restricted cash reported within the accompanying consolidated statements of cash flows consisted of the following:

	December 31,
	2025	2024
Cash	$908,754	$969,353
Cash equivalents	114,445	177,840

Total cash and cash equivalents	1,023,199	1,147,193
Current portion of restricted cash	—	368
Non-current portion of restricted cash (1)	125,235	125,511

Total cash, cash equivalents and restricted cash	$1,148,434	$1,273,072

(1)	As of December 31, 2025 and 2024, the non-current portion of restricted cash included bank time deposits of $125,046 and $125,331, respectively.